Financial Instruments - Assets and Liabilities Reconciliation of Fair Value Measurements in Level 3 of the Fair Value Hierarchy (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 292,332
Beginning balance	(276,396)
Transfers out	0	£ 0
Transfers out	0	0
Ending Balance	285,614
Ending Balance	(268,906)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	208	386
Fair value movements	(7)	(2)
Transfers to held for sale	(16)
Netting	5	(37)
Settlements	(11)	(110)
Foreign exchange and other movements		(2)
Transfers out		0
Additions		0
Sales		(11)
Ending Balance	179	224
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(7)	(4)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	21	56
Fair value movements	(1)	1
Transfers to held for sale	0
Netting	0	0
Settlements	0	(8)
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		(19)
Ending Balance	20	30
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	1
Level 3 | Assets held for sale
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Transfers to held for sale	16
Netting	0	0
Settlements	0	0
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	16	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	297	517
Fair value movements	(9)	5
Transfers to held for sale	0
Netting	5	(37)
Settlements	(29)	(135)
Foreign exchange and other movements		(2)
Transfers out		0
Additions		0
Sales		(30)
Ending Balance	264	318
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(9)	3
Level 3 | Other financial liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	(8)	(61)
Fair value movements	3	15
Transfers to held for sale	(2)
Netting	0	0
Settlements	0	1
Foreign exchange and other movements		2
Transfers out		28
Additions		(1)
Sales		0
Ending Balance	(7)	(16)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	3	17
Level 3 | Liabilities held for sale
Disclosure of fair value measurement of assets [line items]
Beginning balance	0	0
Fair value movements	0	0
Transfers to held for sale	0
Netting	0	0
Settlements	0	0
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	0	0
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	0
Level 3 | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	(40)	(93)
Fair value movements	3	14
Transfers to held for sale	(2)
Netting	0	0
Settlements	0	4
Foreign exchange and other movements		2
Transfers out		28
Additions		(1)
Sales		0
Ending Balance	(39)	(46)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	3	16
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	(32)	(32)
Fair value movements	0	(1)
Transfers to held for sale	0
Netting	0	0
Settlements	0	3
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	(32)	(30)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	0	(1)
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	68	75
Fair value movements	(1)	6
Transfers to held for sale	0
Netting	0	0
Settlements	(18)	(17)
Foreign exchange and other movements		0
Transfers out		0
Additions		0
Sales		0
Ending Balance	49	64
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ (1)	£ 6